Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Mutual Fund Series Trust
Entity Central Index Key	0001355064
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000206025
Shareholder Report [Line Items]
Fund Name	Catalyst Enhanced Income Strategy Fund
Class Name	Class A
Trading Symbol	EIXAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst Enhanced Income Strategy Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$89	1.75%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.75%
AssetsNet	$ 131,253,914
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 1,138,683
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$131,253,914 Number of Portfolio Holdings227 Advisory Fee (net of waivers)$1,138,683 Portfolio Turnover12%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	89.2%
Money Market Funds	0.5%
U.S. Government & Agency Obligations	10.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Starwood Retail Property Trust, 2014-STAR A, 7.750%, 11/15/27	6.5%
Terwin Mortgage Trust, 2006-3 2A3, 1.509%, 04/25/37	5.7%
Carrington Mortgage Loan Trust, 2006-FRE2 A2, 3.005%, 10/25/36	5.4%
Citigroup Commercial Mortgage Trust, 2014-GC21 E, 3.588%, 05/10/47	3.4%
Morgan Stanley Mortgage Loan Trust, 2006-15XS, 6.330%, 11/25/36	3.3%
Carrington Mortgage Loan Trust, 2006-FRE2 A5, 3.005%, 03/25/35	3.1%
Citicorp Mortgage Securities Trust, 2008-1 1A1, 6.250%, 02/25/38	2.9%
Morgan Stanley Capital I Trust, 2006-T21 C, 5.165%, 10/12/52	2.8%
Citigroup Commercial Mortgage Trust, 2015-GC35 C, 4.457%, 11/10/48	2.7%
Thornburg Mortgage Securities Trust, 2006-3 A1, 3.770%, 06/25/46	2.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000206026
Shareholder Report [Line Items]
Fund Name	Catalyst Enhanced Income Strategy Fund
Class Name	Class C
Trading Symbol	EIXCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst Enhanced Income Strategy Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$127	2.50%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	2.50%
AssetsNet	$ 131,253,914
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 1,138,683
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$131,253,914 Number of Portfolio Holdings227 Advisory Fee (net of waivers)$1,138,683 Portfolio Turnover12%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	89.2%
Money Market Funds	0.5%
U.S. Government & Agency Obligations	10.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Starwood Retail Property Trust, 2014-STAR A, 7.750%, 11/15/27	6.5%
Terwin Mortgage Trust, 2006-3 2A3, 1.509%, 04/25/37	5.7%
Carrington Mortgage Loan Trust, 2006-FRE2 A2, 3.005%, 10/25/36	5.4%
Citigroup Commercial Mortgage Trust, 2014-GC21 E, 3.588%, 05/10/47	3.4%
Morgan Stanley Mortgage Loan Trust, 2006-15XS, 6.330%, 11/25/36	3.3%
Carrington Mortgage Loan Trust, 2006-FRE2 A5, 3.005%, 03/25/35	3.1%
Citicorp Mortgage Securities Trust, 2008-1 1A1, 6.250%, 02/25/38	2.9%
Morgan Stanley Capital I Trust, 2006-T21 C, 5.165%, 10/12/52	2.8%
Citigroup Commercial Mortgage Trust, 2015-GC35 C, 4.457%, 11/10/48	2.7%
Thornburg Mortgage Securities Trust, 2006-3 A1, 3.770%, 06/25/46	2.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000206024
Shareholder Report [Line Items]
Fund Name	Catalyst Enhanced Income Strategy Fund
Class Name	Class I
Trading Symbol	EIXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst Enhanced Income Strategy Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$76	1.50%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.50%
AssetsNet	$ 131,253,914
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 1,138,683
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$131,253,914 Number of Portfolio Holdings227 Advisory Fee (net of waivers)$1,138,683 Portfolio Turnover12%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	89.2%
Money Market Funds	0.5%
U.S. Government & Agency Obligations	10.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Starwood Retail Property Trust, 2014-STAR A, 7.750%, 11/15/27	6.5%
Terwin Mortgage Trust, 2006-3 2A3, 1.509%, 04/25/37	5.7%
Carrington Mortgage Loan Trust, 2006-FRE2 A2, 3.005%, 10/25/36	5.4%
Citigroup Commercial Mortgage Trust, 2014-GC21 E, 3.588%, 05/10/47	3.4%
Morgan Stanley Mortgage Loan Trust, 2006-15XS, 6.330%, 11/25/36	3.3%
Carrington Mortgage Loan Trust, 2006-FRE2 A5, 3.005%, 03/25/35	3.1%
Citicorp Mortgage Securities Trust, 2008-1 1A1, 6.250%, 02/25/38	2.9%
Morgan Stanley Capital I Trust, 2006-T21 C, 5.165%, 10/12/52	2.8%
Citigroup Commercial Mortgage Trust, 2015-GC35 C, 4.457%, 11/10/48	2.7%
Thornburg Mortgage Securities Trust, 2006-3 A1, 3.770%, 06/25/46	2.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000143109
Shareholder Report [Line Items]
Fund Name	Catalyst Insider Income Fund
Class Name	Class A
Trading Symbol	IIXAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst Insider Income Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.00%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
AssetsNet	$ 54,544,417
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 91,757
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$54,544,417 Number of Portfolio Holdings19 Advisory Fee (net of waivers)$91,757 Portfolio Turnover48%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	44.3%
Corporate Bonds	53.1%
Money Market Funds	2.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Two Harbors Investment Corporation, 6.250%, due 01/15/26	12.7%
SoFi Technologies, Inc., 9.780%, due 10/15/26	9.6%
Prospect Capital Corporation, 6.375%, due 03/1/25	7.4%
Ambac Assurance Corporation, 5.100%, due 06/7/69	7.3%
Prospect Capital Corporation, 3.706%, due 01/22/26	5.1%
Ares Capital Corporation, 4.250%, due 03/1/25	4.9%
PennyMac Corporation, 5.500%, due 03/15/26	4.9%
New Mountain Finance Corporation, 7.500%, due 10/15/25	4.8%
VeriSign, Inc., 5.250%, due 04/1/25	4.8%
National Fuel Gas Company, 5.500%, due 01/15/26	4.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000143110
Shareholder Report [Line Items]
Fund Name	Catalyst Insider Income Fund
Class Name	Class C
Trading Symbol	IIXCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst Insider Income Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$90	1.75%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.75%
AssetsNet	$ 54,544,417
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 91,757
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$54,544,417 Number of Portfolio Holdings19 Advisory Fee (net of waivers)$91,757 Portfolio Turnover48%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	44.3%
Corporate Bonds	53.1%
Money Market Funds	2.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Two Harbors Investment Corporation, 6.250%, due 01/15/26	12.7%
SoFi Technologies, Inc., 9.780%, due 10/15/26	9.6%
Prospect Capital Corporation, 6.375%, due 03/1/25	7.4%
Ambac Assurance Corporation, 5.100%, due 06/7/69	7.3%
Prospect Capital Corporation, 3.706%, due 01/22/26	5.1%
Ares Capital Corporation, 4.250%, due 03/1/25	4.9%
PennyMac Corporation, 5.500%, due 03/15/26	4.9%
New Mountain Finance Corporation, 7.500%, due 10/15/25	4.8%
VeriSign, Inc., 5.250%, due 04/1/25	4.8%
National Fuel Gas Company, 5.500%, due 01/15/26	4.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000143111
Shareholder Report [Line Items]
Fund Name	Catalyst Insider Income Fund
Class Name	Class I
Trading Symbol	IIXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst Insider Income Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.75%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
AssetsNet	$ 54,544,417
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 91,757
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$54,544,417 Number of Portfolio Holdings19 Advisory Fee (net of waivers)$91,757 Portfolio Turnover48%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	44.3%
Corporate Bonds	53.1%
Money Market Funds	2.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Two Harbors Investment Corporation, 6.250%, due 01/15/26	12.7%
SoFi Technologies, Inc., 9.780%, due 10/15/26	9.6%
Prospect Capital Corporation, 6.375%, due 03/1/25	7.4%
Ambac Assurance Corporation, 5.100%, due 06/7/69	7.3%
Prospect Capital Corporation, 3.706%, due 01/22/26	5.1%
Ares Capital Corporation, 4.250%, due 03/1/25	4.9%
PennyMac Corporation, 5.500%, due 03/15/26	4.9%
New Mountain Finance Corporation, 7.500%, due 10/15/25	4.8%
VeriSign, Inc., 5.250%, due 04/1/25	4.8%
National Fuel Gas Company, 5.500%, due 01/15/26	4.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000121700
Shareholder Report [Line Items]
Fund Name	Catalyst/CIFC Senior Secured Income Fund
Class Name	Class A
Trading Symbol	CFRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst/CIFC Senior Secured Income Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.15%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.15%
AssetsNet	$ 583,044,839
Holdings Count | Holding	316
Advisory Fees Paid, Amount	$ 1,797,128
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$583,044,839 Number of Portfolio Holdings316 Advisory Fee (net of waivers)$1,797,128 Portfolio Turnover60%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	4.4%
Corporate Bonds	3.0%
Exchange-Traded Funds	2.5%
Money Market Funds	9.9%
Term Loans	80.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco Senior Loan ETF	1.5%
Osaic Holdings, Inc., 8.111%, 08/16/28	1.3%
Aretec Group, Inc., 8.053%, 08/09/30	1.3%
IMA Financial Group, Inc. (The), 8.095%, 11/01/28	1.2%
Genesys Cloud Services Holdings II, LLC, 7.920%, 12/01/27	1.2%
BroadStreet Partners, Inc., 7.935%, 05/12/31	1.2%
LifePoint Health, Inc., 8.912%, 05/14/31	1.2%
SPDR Blackstone Senior Loan ETF	1.1%
Mavis Tire Express Services Topco Corporation, 8.345%, 05/04/28	1.1%
Weber-Stephen Products, LLC, 8.210%, 10/20/27	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Updated Prospectus Web Address	https://catalystmf.com/literature-and-forms/
C000121701
Shareholder Report [Line Items]
Fund Name	Catalyst/CIFC Senior Secured Income Fund
Class Name	Class C
Trading Symbol	CFRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst/CIFC Senior Secured Income Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$98	1.90%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.90%
AssetsNet	$ 583,044,839
Holdings Count | Holding	316
Advisory Fees Paid, Amount	$ 1,797,128
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$583,044,839 Number of Portfolio Holdings316 Advisory Fee (net of waivers)$1,797,128 Portfolio Turnover60%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	4.4%
Corporate Bonds	3.0%
Exchange-Traded Funds	2.5%
Money Market Funds	9.9%
Term Loans	80.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco Senior Loan ETF	1.5%
Osaic Holdings, Inc., 8.111%, 08/16/28	1.3%
Aretec Group, Inc., 8.053%, 08/09/30	1.3%
IMA Financial Group, Inc. (The), 8.095%, 11/01/28	1.2%
Genesys Cloud Services Holdings II, LLC, 7.920%, 12/01/27	1.2%
BroadStreet Partners, Inc., 7.935%, 05/12/31	1.2%
LifePoint Health, Inc., 8.912%, 05/14/31	1.2%
SPDR Blackstone Senior Loan ETF	1.1%
Mavis Tire Express Services Topco Corporation, 8.345%, 05/04/28	1.1%
Weber-Stephen Products, LLC, 8.210%, 10/20/27	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Updated Prospectus Web Address	https://catalystmf.com/literature-and-forms/
C000240463
Shareholder Report [Line Items]
Fund Name	Catalyst/CIFC Senior Secured Income Fund
Class Name	Class C1
Trading Symbol	CFRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst/CIFC Senior Secured Income Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C1	$98	1.90%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.90%
AssetsNet	$ 583,044,839
Holdings Count | Holding	316
Advisory Fees Paid, Amount	$ 1,797,128
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$583,044,839 Number of Portfolio Holdings316 Advisory Fee (net of waivers)$1,797,128 Portfolio Turnover60%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	4.4%
Corporate Bonds	3.0%
Exchange-Traded Funds	2.5%
Money Market Funds	9.9%
Term Loans	80.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco Senior Loan ETF	1.5%
Osaic Holdings, Inc., 8.111%, 08/16/28	1.3%
Aretec Group, Inc., 8.053%, 08/09/30	1.3%
IMA Financial Group, Inc. (The), 8.095%, 11/01/28	1.2%
Genesys Cloud Services Holdings II, LLC, 7.920%, 12/01/27	1.2%
BroadStreet Partners, Inc., 7.935%, 05/12/31	1.2%
LifePoint Health, Inc., 8.912%, 05/14/31	1.2%
SPDR Blackstone Senior Loan ETF	1.1%
Mavis Tire Express Services Topco Corporation, 8.345%, 05/04/28	1.1%
Weber-Stephen Products, LLC, 8.210%, 10/20/27	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Updated Prospectus Web Address	https://catalystmf.com/literature-and-forms/
C000121702
Shareholder Report [Line Items]
Fund Name	Catalyst/CIFC Senior Secured Income Fund
Class Name	Class I
Trading Symbol	CFRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst/CIFC Senior Secured Income Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.90%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
AssetsNet	$ 583,044,839
Holdings Count | Holding	316
Advisory Fees Paid, Amount	$ 1,797,128
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$583,044,839 Number of Portfolio Holdings316 Advisory Fee (net of waivers)$1,797,128 Portfolio Turnover60%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	4.4%
Corporate Bonds	3.0%
Exchange-Traded Funds	2.5%
Money Market Funds	9.9%
Term Loans	80.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco Senior Loan ETF	1.5%
Osaic Holdings, Inc., 8.111%, 08/16/28	1.3%
Aretec Group, Inc., 8.053%, 08/09/30	1.3%
IMA Financial Group, Inc. (The), 8.095%, 11/01/28	1.2%
Genesys Cloud Services Holdings II, LLC, 7.920%, 12/01/27	1.2%
BroadStreet Partners, Inc., 7.935%, 05/12/31	1.2%
LifePoint Health, Inc., 8.912%, 05/14/31	1.2%
SPDR Blackstone Senior Loan ETF	1.1%
Mavis Tire Express Services Topco Corporation, 8.345%, 05/04/28	1.1%
Weber-Stephen Products, LLC, 8.210%, 10/20/27	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Updated Prospectus Web Address	https://catalystmf.com/literature-and-forms/
C000102758
Shareholder Report [Line Items]
Fund Name	Catalyst/MAP Global Balanced Fund
Class Name	Class A
Trading Symbol	TRXAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst/MAP Global Balanced Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.22%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.22%
AssetsNet	$ 13,895,857
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$13,895,857 Number of Portfolio Holdings68 Advisory Fee (net of waivers)$0 Portfolio Turnover24%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Certificate Of Deposit	0.9%
Common Stocks	48.9%
Corporate Bonds	44.1%
Exchange-Traded Funds	3.2%
Money Market Funds	0.0%
U.S. Government & Agencies	2.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	3.6%
Imperial Brands PLC	3.5%
Seagate HDD Cayman, 4.750%, 01/01/25	3.4%
SPDR Gold MiniShares Trust	3.2%
United States Treasury Note, 2.500%, 01/31/25	2.9%
Aircastle Ltd., 4.250%, 06/15/26	2.8%
Holcim A.G.	2.7%
Sanofi S.A.	2.6%
Cisco Systems, Inc.	2.3%
Takeda Pharmaceutical Company Ltd.	2.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000102759
Shareholder Report [Line Items]
Fund Name	Catalyst/MAP Global Balanced Fund
Class Name	Class C
Trading Symbol	TRXCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst/MAP Global Balanced Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$100	1.97%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.97%
AssetsNet	$ 13,895,857
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$13,895,857 Number of Portfolio Holdings68 Advisory Fee (net of waivers)$0 Portfolio Turnover24%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Certificate Of Deposit	0.9%
Common Stocks	48.9%
Corporate Bonds	44.1%
Exchange-Traded Funds	3.2%
Money Market Funds	0.0%
U.S. Government & Agencies	2.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	3.6%
Imperial Brands PLC	3.5%
Seagate HDD Cayman, 4.750%, 01/01/25	3.4%
SPDR Gold MiniShares Trust	3.2%
United States Treasury Note, 2.500%, 01/31/25	2.9%
Aircastle Ltd., 4.250%, 06/15/26	2.8%
Holcim A.G.	2.7%
Sanofi S.A.	2.6%
Cisco Systems, Inc.	2.3%
Takeda Pharmaceutical Company Ltd.	2.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000142549
Shareholder Report [Line Items]
Fund Name	Catalyst/MAP Global Balanced Fund
Class Name	Class I
Trading Symbol	TRXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst/MAP Global Balanced Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.97%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.97%
AssetsNet	$ 13,895,857
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$13,895,857 Number of Portfolio Holdings68 Advisory Fee (net of waivers)$0 Portfolio Turnover24%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Certificate Of Deposit	0.9%
Common Stocks	48.9%
Corporate Bonds	44.1%
Exchange-Traded Funds	3.2%
Money Market Funds	0.0%
U.S. Government & Agencies	2.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	3.6%
Imperial Brands PLC	3.5%
Seagate HDD Cayman, 4.750%, 01/01/25	3.4%
SPDR Gold MiniShares Trust	3.2%
United States Treasury Note, 2.500%, 01/31/25	2.9%
Aircastle Ltd., 4.250%, 06/15/26	2.8%
Holcim A.G.	2.7%
Sanofi S.A.	2.6%
Cisco Systems, Inc.	2.3%
Takeda Pharmaceutical Company Ltd.	2.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000064375
Shareholder Report [Line Items]
Fund Name	Catalyst/SMH High Income Fund
Class Name	Class A
Trading Symbol	HIIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst/SMH High Income Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	1.48%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.48%
AssetsNet	$ 17,309,617
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 13,356
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$17,309,617 Number of Portfolio Holdings38 Advisory Fee (net of waivers)$13,356 Portfolio Turnover14%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	9.1%
Corporate Bonds	65.7%
Exchange-Traded Funds	3.4%
Money Market Funds	21.6%
Preferred Stocks	0.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Office Properties Income Trust, 9.000%, 09/30/29	5.0%
Capital Southwest Corporation, 5.125%, 11/15/29	4.9%
MPT Operating Partnership, L.P. / MPT Finance, 5.000%, 10/15/27	4.9%
Coeur Mining, Inc., 5.125%, 02/15/29	4.8%
Howard Hughes Corporation (The), 4.375%, 02/01/31	4.4%
SPDR Portfolio High Yield Bond ETF	4.1%
American Axle & Manufacturing, Inc., 5.000%, 10/01/29	3.9%
WisdomTree, Inc., 5.750%, 08/15/28	3.7%
United States Steel Corporation, 6.650%, 06/01/37	3.7%
Nordstrom, Inc., 5.000%, 01/15/44	3.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000064376
Shareholder Report [Line Items]
Fund Name	Catalyst/SMH High Income Fund
Class Name	Class C
Trading Symbol	HIICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst/SMH High Income Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$115	2.23%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	2.23%
AssetsNet	$ 17,309,617
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 13,356
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$17,309,617 Number of Portfolio Holdings38 Advisory Fee (net of waivers)$13,356 Portfolio Turnover14%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	9.1%
Corporate Bonds	65.7%
Exchange-Traded Funds	3.4%
Money Market Funds	21.6%
Preferred Stocks	0.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Office Properties Income Trust, 9.000%, 09/30/29	5.0%
Capital Southwest Corporation, 5.125%, 11/15/29	4.9%
MPT Operating Partnership, L.P. / MPT Finance, 5.000%, 10/15/27	4.9%
Coeur Mining, Inc., 5.125%, 02/15/29	4.8%
Howard Hughes Corporation (The), 4.375%, 02/01/31	4.4%
SPDR Portfolio High Yield Bond ETF	4.1%
American Axle & Manufacturing, Inc., 5.000%, 10/01/29	3.9%
WisdomTree, Inc., 5.750%, 08/15/28	3.7%
United States Steel Corporation, 6.650%, 06/01/37	3.7%
Nordstrom, Inc., 5.000%, 01/15/44	3.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000128969
Shareholder Report [Line Items]
Fund Name	Catalyst/SMH High Income Fund
Class Name	Class I
Trading Symbol	HIIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst/SMH High Income Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$64	1.23%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.23%
AssetsNet	$ 17,309,617
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 13,356
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$17,309,617 Number of Portfolio Holdings38 Advisory Fee (net of waivers)$13,356 Portfolio Turnover14%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	9.1%
Corporate Bonds	65.7%
Exchange-Traded Funds	3.4%
Money Market Funds	21.6%
Preferred Stocks	0.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Office Properties Income Trust, 9.000%, 09/30/29	5.0%
Capital Southwest Corporation, 5.125%, 11/15/29	4.9%
MPT Operating Partnership, L.P. / MPT Finance, 5.000%, 10/15/27	4.9%
Coeur Mining, Inc., 5.125%, 02/15/29	4.8%
Howard Hughes Corporation (The), 4.375%, 02/01/31	4.4%
SPDR Portfolio High Yield Bond ETF	4.1%
American Axle & Manufacturing, Inc., 5.000%, 10/01/29	3.9%
WisdomTree, Inc., 5.750%, 08/15/28	3.7%
United States Steel Corporation, 6.650%, 06/01/37	3.7%
Nordstrom, Inc., 5.000%, 01/15/44	3.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000064377
Shareholder Report [Line Items]
Fund Name	Catalyst/SMH Total Return Income Fund
Class Name	Class A
Trading Symbol	TRIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst/SMH Total Return Income Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	1.58%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.58%
AssetsNet	$ 18,590,123
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 26,760
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$18,590,123 Number of Portfolio Holdings42 Advisory Fee (net of waivers)$26,760 Portfolio Turnover37%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	38.1%
Convertible Bonds	9.3%
Corporate Bonds	23.4%
Exchange-Traded Funds	2.9%
Money Market Funds	26.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Compass Diversified Holdings	5.6%
Trinity Capital, Inc.	5.5%
MPT Operating Partnership, L.P. / MPT Finance, 5.000%, 10/15/27	5.1%
VICI Properties, Inc.	4.6%
Civitas Resources, Inc.	4.5%
Transocean, Inc., 6.800%, 03/15/38	4.2%
EZCORP, Inc., 2.375%, 05/01/25	3.9%
Main Street Capital Corporation	3.8%
SPDR Portfolio High Yield Bond ETF	3.8%
Titan International, Inc., 7.000%, 04/30/28	3.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Updated Prospectus Web Address	https://catalystmf.com/literature-and-forms/
C000064378
Shareholder Report [Line Items]
Fund Name	Catalyst/SMH Total Return Income Fund
Class Name	Class C
Trading Symbol	TRICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst/SMH Total Return Income Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$121	2.33%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	2.33%
AssetsNet	$ 18,590,123
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 26,760
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$18,590,123 Number of Portfolio Holdings42 Advisory Fee (net of waivers)$26,760 Portfolio Turnover37%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	38.1%
Convertible Bonds	9.3%
Corporate Bonds	23.4%
Exchange-Traded Funds	2.9%
Money Market Funds	26.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Compass Diversified Holdings	5.6%
Trinity Capital, Inc.	5.5%
MPT Operating Partnership, L.P. / MPT Finance, 5.000%, 10/15/27	5.1%
VICI Properties, Inc.	4.6%
Civitas Resources, Inc.	4.5%
Transocean, Inc., 6.800%, 03/15/38	4.2%
EZCORP, Inc., 2.375%, 05/01/25	3.9%
Main Street Capital Corporation	3.8%
SPDR Portfolio High Yield Bond ETF	3.8%
Titan International, Inc., 7.000%, 04/30/28	3.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Updated Prospectus Web Address	https://catalystmf.com/literature-and-forms/
C000128970
Shareholder Report [Line Items]
Fund Name	Catalyst/SMH Total Return Income Fund
Class Name	Class I
Trading Symbol	TRIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst/SMH Total Return Income Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$69	1.33%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.33%
AssetsNet	$ 18,590,123
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 26,760
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$18,590,123 Number of Portfolio Holdings42 Advisory Fee (net of waivers)$26,760 Portfolio Turnover37%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	38.1%
Convertible Bonds	9.3%
Corporate Bonds	23.4%
Exchange-Traded Funds	2.9%
Money Market Funds	26.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Compass Diversified Holdings	5.6%
Trinity Capital, Inc.	5.5%
MPT Operating Partnership, L.P. / MPT Finance, 5.000%, 10/15/27	5.1%
VICI Properties, Inc.	4.6%
Civitas Resources, Inc.	4.5%
Transocean, Inc., 6.800%, 03/15/38	4.2%
EZCORP, Inc., 2.375%, 05/01/25	3.9%
Main Street Capital Corporation	3.8%
SPDR Portfolio High Yield Bond ETF	3.8%
Titan International, Inc., 7.000%, 04/30/28	3.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

Updated Prospectus Web Address	https://catalystmf.com/literature-and-forms/